Financial assets - Disclosure of Financial Assets (Parenthetical) (Detail) - ₨ / shares	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Abha Solarfarms Limited
Disclosure of financial assets [line items]
Number of debentures purchased		1,040,625
Debentures, Rate of interest	10.70%	10.70%
Debentures purchased, Purchase price per debenture	₨ 100	₨ 100
Heramba Renewables Limited
Disclosure of financial assets [line items]
Number of debentures purchased		2,081,250
Debentures, Rate of interest	10.70%	10.70%
Debentures purchased, Purchase price per debenture	₨ 100	₨ 100
Aalok Solarfarms Limited
Disclosure of financial assets [line items]
Number of debentures purchased		1,040,625
Debentures, Rate of interest	10.70%	10.70%
Debentures purchased, Purchase price per debenture	₨ 100	₨ 100
Shreyas Solarfarms Limited
Disclosure of financial assets [line items]
Number of debentures purchased		2,081,070
Debentures, Rate of interest	10.70%	10.70%
Debentures purchased, Purchase price per debenture	₨ 100	₨ 100